UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (54.4%)
$13,000	ABN Amro Securities LLC, (dated 03/31/15; proceeds $13,000,072; fully collateralized by various U.S. Government agency securities, 2.50% - 3.03% due 10/01/44 - 11/01/44; valued at $13,390,000)	0.20%		04/01/15	$13,000,000
1,000	ABN Amro Securities LLC, (dated 01/23/15; proceeds $1,000,700; fully collateralized by various Common Stocks; valued at $1,050,036) (Demand 04/07/15)	0.28	(a)	04/23/15	1,000,000
500	Barclays Capital, Inc., (dated 02/02/15; proceeds $501,031; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 3.88% due 09/15/18 - 03/30/43 and a Preferred Stock; valued at $535,519) (Demand 04/01/15) (b)	0.70	(a)	05/19/15	500,000
12,200	BNP Paribas Securities Corp., (dated 03/31/15; proceeds $12,200,041; fully collateralized by various U.S. Government agency securities, 1.52% - 6.26% due 08/01/23 - 11/01/43; valued at $12,566,000)	0.12		04/01/15	12,200,000
250	BNP Paribas Securities Corp., (dated 03/31/15; proceeds $250,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $262,502)	0.18		04/01/15	250,000
1,000	Credit Suisse Securities USA, (dated 02/02/15; proceeds $1,001,648; fully collateralized by a Corporate Bond, 6.50% due 10/01/17; valued at $1,063,735) (b)	0.65		05/04/15	1,000,000
500	ING Financial Markets LLC, (dated 03/31/15; proceeds $500,004; fully collateralized by a Corporate Bond, 6.63% due 02/15/23; valued at $534,470)	0.26		04/01/15	500,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $500,733; fully collateralized by various Common Stocks and Preferred Stocks; valued at $525,008) (Demand 04/01/15) (b)	0.55	(a)	05/19/15	500,000
1,000	Natixis, (dated 03/31/15; proceeds $1,000,004; fully collateralized by a U.S. Government obligation, 2.50% due 02/15/45; valued at $1,020,023)	0.15		04/01/15	1,000,000
750	RBC Capital Markets LLC, (dated 02/05/15; proceeds $750,656; fully collateralized by various Corporate Bonds, 6.00% - 10.75% due 10/01/18 - 02/01/25; valued at $795,001) (Demand 04/07/15)	0.35	(a)	05/06/15	750,000
250	RBC Capital Markets LLC, (dated 03/16/15; proceeds $250,221; fully collateralized by various Corporate Bonds, 7.60% - 9.00% due 06/15/21 - 07/15/37; valued at $265,000) (Demand 04/07/15)	0.35	(a)	06/15/15	250,000

750	Wells Fargo Securities LLC, (dated 01/26/15; proceeds $751,244; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 4.25% due 04/15/15 - 03/30/43 and Convertible Preferred Stocks; valued at $838,977) (b)	0.66	04/27/15	750,000
	Total Repurchase Agreements (Cost $31,700,000)			31,700,000

	Certificates of Deposit (15.4%)
	International Banks
500	Bank of Montreal	0.23	05/13/15	500,000
3,000	Canadian Imperial Bank of Commerce	0.22	04/02/15	3,000,000
1,000	Credit Industriel et Commercial	0.30	05/04/15	1,000,000
500	Mizuho Bank Ltd.	0.27	06/15/15	500,000
500	Natixis	0.30	05/01/15	500,000
1,000	Oversea Chinese Banking Corp.	0.21	04/02/15 - 05/20/15	999,993
1,000	Sumitomo Mitsui Banking Corp.	0.26 - 0.28	06/04/15 - 06/17/15	1,000,000
500	Sumitomo Mitsui Trust Bank Ltd.	0.26	04/01/15	500,000
1,000	Svenska Handelsbanken AB	0.22	04/15/15	1,000,002
	Total Certificates of Deposit (Cost $8,999,995)			8,999,995

		COUPON RATE (a)	DEMAND DATE (c)
	Floating Rate Notes (12.9%)
	Domestic Banks (4.3%)
1,500	HSBC Bank USA NA	0.26 - 0.27%	04/21/15 - 05/04/15	07/21/15 - 08/04/15	1,500,000
1,000	U.S. Bank NA	0.19 - 0.24	04/23/15 - 04/27/15	04/23/15 - 07/27/15	1,000,000
					2,500,000
	International Banks (8.6%)
2,000	Bank of Nova Scotia	0.26 - 0.38	04/30/15 - 06/03/15	08/04/15 - 01/29/16	2,000,000
500	BNP Paribas SA	0.42	04/23/15	12/23/15	500,000
300	Rabobank Nederland NY	0.31	04/07/15	07/06/15	300,000
500	Sumitomo Mitsui Banking Corp.	0.32	04/27/15	08/27/15	500,000
1,000	Toronto Dominion Bank	0.25 - 0.26	04/07/15 - 04/22/15	06/08/15 - 07/22/15	1,000,000
700	Westpac Banking Corp.	0.27	05/06/15	05/06/15	699,995
					4,999,995
	Total Floating Rate Notes (Cost $7,499,995)				7,499,995

	Extendible Floating Rate Notes (10.8%)
	Domestic Banks (6.9%)
2,000	JP Morgan Chase Bank NA (Extendible Maturity Date 04/06/16)	0.42	06/08/15	03/07/19	2,000,000
2,000	Wells Fargo Bank NA (Extendible Maturity Date 04/14/16 - 04/19/16)	0.36 - 0.38	04/20/15 - 06/15/15	03/20/19 - 07/15/19	2,000,000
					4,000,000
	International Banks (3.9%)
1,000	Royal Bank of Canada (Extendible Maturity Date 03/31/16)	0.35	04/01/15	04/01/19	999,967
1,300	Svenska Handelsbanken AB (d) (Extendible Maturity Date 09/15/15)	0.32	04/15/15	05/13/16	1,300,000
					2,299,967
	Total Extendible Floating Rate Notes (Cost $6,299,967)				6,299,967

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (5.8%)
	Automobiles (1.9%)
1,100	Toyota Motor Credit Corp.	0.25%	06/04/15 - 06/19/15	1,099,441
	International Banks (3.9%)
250	Caisse des Depots et Consignations	0.25	05/11/15	249,932
2,000	NRW Bank (d)	0.15	04/07/15	1,999,950
				2,249,882
	Total Commercial Paper (Cost $3,349,323)			3,349,323

	Corporate Bond (0.4%)
	International Bank
250	HSBC Bank PLC (d) (Cost $251,891)	3.50	06/28/15	251,891

	Total Investments (Cost $58,101,171) (e)		99.7%	58,101,171
	Other Assets in Excess of Liabilities		0.3	195,110
	Net Assets		100.0%	$58,296,281

(a)                                                         Rate shown is the rate in effect at March 31, 2015.

(b)                                                         Illiquid security.

(c)                                                          Date of next interest rate reset.

(d)                                                         144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                                          Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (68.0%)
	Basic Materials (1.2%)
$115	Ecolab, Inc.	3.00%	12/08/16	$118,621
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	176,277
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	125,714
				420,612
	Communications (5.7%)
150	Amazon.com, Inc.	2.60	12/05/19	153,809
225	Baidu, Inc. (China)	3.25	08/06/18	233,443
200	CBS Corp.	2.30	08/15/19	200,237
180	Comcast Corp.	5.70	05/15/18	203,261
225	Orange SA (France)	2.75	02/06/19	233,247
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	176,667
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	125,200
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,129
175	Time Warner Cable, Inc.	6.75	07/01/18	201,220
225	Verizon Communications, Inc.	2.55	06/17/19	230,625
225	Viacom, Inc.	2.50	09/01/18	229,062
				2,036,900
	Consumer, Cyclical (5.0%)
250	Daimler Finance North America LLC (Germany)(a)	2.375	08/01/18	256,492
230	Glencore Funding LLC (Switzerland)(a)	1.70	05/27/16	231,025
83	Harley-Davidson Financial Services, Inc. (a)	1.55	11/17/17	83,570
100	Harley-Davidson Financial Services, Inc. (a)	2.15	02/26/20	100,663
100	Hyundai Capital America (Korea, Republic of)(a)	2.60	03/19/20	101,177
240	Nissan Motor Acceptance Corp. (Japan)(a)	2.65	09/26/18	247,419
175	Southwest Airlines Co.	2.75	11/06/19	179,172
250	Volkswagen International Finance N.V. (Germany)(a)	1.125	11/18/16	250,964
135	Wesfarmers Ltd. (Australia)(a)	2.983	05/18/16	138,165
175	Yum! Brands, Inc.	3.875	11/01/20	186,538
				1,775,185
	Consumer, Non-Cyclical (11.2%)
265	AbbVie, Inc.	1.75	11/06/17	266,107
280	Actavis Funding SCS	3.00	03/12/20	286,786
150	Amgen, Inc.	2.50	11/15/16	153,626
240	Anthem, Inc.	1.875	01/15/18	241,497
200	BAT International Finance PLC (United Kingdom)(a)	1.40	06/05/15	200,239
200	Bayer US Finance LLC (Germany)(a)	2.375	10/08/19	203,547
100	Becton Dickinson and Co.	2.675	12/15/19	102,254
100	Covidien International Finance SA	1.35	05/29/15	100,143
175	EMD Finance LLC (Germany)(a)	2.40	03/19/20	177,168
210	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	212,296
50	Gilead Sciences, Inc.	2.35	02/01/20	51,410
75	JM Smucker Co. (The) (a)	2.50	03/15/20	76,095
75	Kraft Foods Group, Inc.	2.25	06/05/17	76,395
150	Kroger Co. (The)	2.30	01/15/19	152,313
370	McKesson Corp.	3.25	03/01/16	377,712
175	Medtronic, Inc. (a)	2.50	03/15/20	178,999
250	Quest Diagnostics, Inc.	2.70	04/01/19	254,595
300	Synchrony Financial	3.00	08/15/19	306,696
250	Tyson Foods, Inc.	2.65	08/15/19	256,245
100	Ventas Realty LP	1.55	09/26/16	100,701
200	Wm Wrigley Jr. Co. (a)	1.40	10/21/16	200,810
				3,975,634

	Diversified (1.1%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625		10/31/17	199,304
200	LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1.625		06/29/17	202,111
					401,415
	Energy (3.3%)
200	Anadarko Petroleum Corp.	5.95		09/15/16	213,432
225	DCP Midstream Operating LP	2.70		04/01/19	205,470
50	Enbridge, Inc. (Canada)	0.712	(b)	06/02/17	49,397
175	EnLink Midstream Partners LP	2.70		04/01/19	175,125
125	Enterprise Products Operating LLC	2.55		10/15/19	126,806
200	Kinder Morgan, Inc.	3.05		12/01/19	202,199
180	Marathon Petroleum Corp.	3.50		03/01/16	183,971
					1,156,400
	Finance (31.3%)
265	ABB Treasury Center USA, Inc. (Switzerland)(a)	2.50		06/15/16	270,366
120	Abbey National Treasury Services PLC (United Kingdom)	3.05		08/23/18	125,103
230	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	235,011
225	American Express Credit Corp.	2.25		08/15/19	228,402
205	American Honda Finance Corp. (Japan)(a)	1.60		02/16/18	206,757
400	Bank of America Corp.	2.60		01/15/19	407,336
210	BB&T Corp.	2.25		02/01/19	213,167
100	BioMed Realty LP	2.625		05/01/19	100,923
210	BNP Paribas SA, MTN (France)	2.70		08/20/18	216,651
260	BNZ International Funding Ltd. (New Zealand)(a)	2.35		03/04/19	263,015
275	BPCE SA, MTN (France)	2.25		01/27/20	276,896
110	Canadian Imperial Bank of Commerce (Canada)	1.55		01/23/18	110,529
175	Capital One Financial Corp.	2.45		04/24/19	177,248
150	Citigroup, Inc.	8.50		05/22/19	186,975
250	Commonwealth Bank of Australia (Australia)	2.50		09/20/18	257,714
250	Compass Bank	1.85		09/29/17	251,949
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375		01/19/17	119,906
250	Credit Agricole SA (France)(a)	2.125		04/17/18	253,103
250	Credit Suisse (Switzerland)	2.30		05/28/19	252,699
225	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	228,012
250	Discover Bank	2.00		02/21/18	250,459
205	DNB Bank ASA (Norway)(a)	3.20		04/03/17	212,506
175	ERP Operating LP	2.375		07/01/19	177,456
275	Ford Motor Credit Co., LLC	5.00		05/15/18	300,096
325	Goldman Sachs Group, Inc. (The)	2.375		01/22/18	331,774
220	HSBC USA, Inc.	2.25		06/23/19	221,979
200	ING Bank N.V. (Netherlands)(a)	3.75		03/07/17	209,203
200	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	209,975
100	JPMorgan Chase & Co.	2.20		10/22/19	100,337
200	Lloyds Bank PLC (United Kingdom)	2.30		11/27/18	203,516
201	Macquarie Bank Ltd. (Australia)(a)	2.60		06/24/19	204,049
275	Metropolitan Life Global Funding I (a)(c)	1.50		01/10/18	276,345
230	Mizuho Corporate Bank Ltd. (Japan)(a)	1.85		03/21/18	230,833
250	National Australia Bank Ltd. (Australia)(a)	1.25		03/17/17	251,163
240	Nordea Bank AB (Sweden)(a)	0.875		05/13/16	240,541
250	Principal Financial Group, Inc.	1.85		11/15/17	252,331
320	Prudential Financial, Inc., MTN	4.75		09/17/15	325,747
200	QBE Insurance Group Ltd. (Australia)(a)	2.40		05/01/18	202,108
250	Santander Bank NA	2.00		01/12/18	251,232
200	Skandinaviska Enskilda Banken AB (Sweden)(a)	1.75		03/19/18	200,836
300	Standard Chartered PLC (United Kingdom)(a)	1.50		09/08/17	299,938
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45		01/10/19	264,372
200	Swedbank AB (Sweden)(a)	1.75		03/12/18	200,800
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625		09/10/18	232,652

300	UBS AG (Switzerland)	2.375		08/14/19	302,579
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	2.70		09/17/19	202,665
100	Wells Fargo & Co.	1.40		09/08/17	100,478
120	Wells Fargo & Co.	2.15		01/15/19	121,979
350	Westpac Banking Corp. (Australia)(a)	1.375		05/30/18	349,571
					11,109,282
	Industrials (2.7%)
215	Eaton Corp.	1.50		11/02/17	215,953
200	Heathrow Funding Ltd. (United Kingdom)(a)	2.50		06/25/15	200,685
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	118,064
75	L-3 Communications Corp.	1.50		05/28/17	74,569
50	Precision Castparts Corp.	0.70		12/20/15	49,999
50	Ryder System, Inc., MTN	2.65		03/02/20	50,689
250	Waste Management, Inc.	2.60		09/01/16	254,663
					964,622
	Technology (2.2%)
100	Altera Corp.	2.50		11/15/18	102,748
160	Applied Materials, Inc.	2.65		06/15/16	163,408
200	Oracle Corp.	2.25		10/08/19	204,081
300	TSMC Global Ltd. (Taiwan)(a)	1.625		04/03/18	297,622
					767,859
	Utilities (4.3%)
275	Dominion Gas Holdings LLC	2.50		12/15/19	280,495
175	Eversource Energy	1.45		05/01/18	173,920
225	GDF Suez (France)(a)	1.625		10/10/17	226,552
200	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	204,992
200	PSEG Power LLC	5.50		12/01/15	206,062
175	Sempra Energy	2.40		03/15/20	177,148
250	Southern Co. (The)	2.15		09/01/19	251,667
					1,520,836
	Total Corporate Bonds (Cost $23,891,992)				24,128,745

	Asset-Backed Securities (14.0%)
99	American Homes 4 Rent (a)	1.25	(b)	06/17/31	97,810
132	American Residential Properties Trust (a)	1.277	(b)	09/17/31	131,031
150	CarMax Auto Owner Trust	0.97		04/16/18	150,355
425	Chase Issuance Trust	0.54		10/16/17	425,051
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	156,322
133	Colony American Homes (a)	1.327	(b)	05/17/31	131,877
111	Colony American Homes Single-Family Rental Pass-Through Certificates (a)	1.125	(b)	07/17/31	109,636
	Discover Card Execution Note Trust
230		0.605	(b)	07/15/21	230,736
200		1.22		10/15/19	200,814
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	388,452
275	GE Dealer Floorplan Master Note Trust	0.666	(b)	06/20/17	275,107
190	GM Financial Automobile Leasing Trust (a)	0.73		02/20/17	190,347
171	Hertz Fleet Lease Funding LP (a)	0.725	(b)	12/10/27	170,960
	Hyundai Auto Receivables Trust
307		0.90		12/17/18	307,341
145		1.01		02/15/18	145,450
138	Invitation Homes Trust (a)	1.177	(b)	06/17/31	136,751
315	John Deere Owner Trust	0.60		03/15/17	314,978
225	North Carolina State Education Assistance Authority	1.056	(b)	07/25/25	225,751
80	Panhandle-Plains Higher Education Authority, Inc.	1.224	(b)	07/01/24	81,048
130	PFS Tax Lien Trust (a)	1.44		04/15/16	130,011
88	VOLT NPL X LLC (a)	4.75		10/26/54	86,622
100	VOLT XIX LLC (a)	5.00		04/25/55	98,118
100	VOLT XXII LLC (a)	4.25		02/25/55	98,627

100	VOLT XXX LLC (a)	4.75		10/25/57	98,549
100	VOLT XXXI LLC (a)	4.50		02/25/55	98,494
200	VOLT XXXIII LLC (a)	4.25		03/25/55	196,878
188	Volvo Financial Equipment LLC (a)	0.74		03/15/17	187,992
113	World Omni Automobile Lease Securitization Trust	1.10		12/15/16	113,373
	Total Asset-Backed Securities (Cost $4,954,746)				4,978,481

	Agency Adjustable Rate Mortgages (5.2%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
142		2.296		07/01/36	150,743
138		2.301		07/01/38	146,424
153		2.328		06/01/36	163,577
327		2.425		07/01/38	350,694
34		2.661		01/01/38	36,426
	Federal National Mortgage Association, Conventional Pools:
181		2.219		09/01/38	192,614
202		2.227		10/01/39	215,760
293		2.29		04/01/38	312,446
150		2.33		05/01/35	160,190
	Government National Mortgage Association, Various Pools:
47		1.625		11/20/39	48,939
54		2.00		02/20/40	56,530
	Total Agency Adjustable Rate Mortgages (Cost $1,835,716)				1,834,343

	Collateralized Mortgage Obligations - Agency Collateral Series (3.3%)
	Federal Home Loan Mortgage Corporation
245		1.426		08/25/17	247,721
	REMIC
158		7.50		09/15/29	185,312
	Federal National Mortgage Association
76		0.595		08/25/15	76,213
54		0.953		11/25/15	54,576
139		1.083		02/25/16	139,488
261		2.171	(b)	09/25/19	267,279
	Government National Mortgage Association, IO
395		6.054	(b)	03/20/43	61,353
487		6.324	(b)	05/20/40	79,964
654		6.326	(b)	08/16/39	79,081
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,166,640)				1,190,987

	Mortgages - Other (2.9%)
131	CHL Mortgage Pass-Through Trust	5.50		05/25/34	135,286
227	Freddie Mac Structured Agency Credit Risk Debt Notes	1.174	(b)	02/25/24	227,121
	JP Morgan Mortgage Trust
146		2.52	(b)	07/25/35	148,476
70		2.53	(b)	04/25/35	70,153
185	Merrill Lynch Mortgage Investors Trust	2.226	(b)	12/25/34	188,247
96	New Residential Mortgage Loan Trust (a)	3.75		05/25/54	98,925
178	Sequoia Mortgage Trust	0.796	(b)	08/20/34	169,571
	Total Mortgages - Other (Cost $1,034,448)				1,037,779

	Commercial Mortgage-Backed Securities (1.9%)
195	BLCP Hotel Trust (a)	1.125	(b)	08/15/29	194,694
185	CDGJ Commercial Mortgage Trust (a)	1.575	(b)	12/15/27	185,657
94	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	95,280
99	Hilton USA Trust (a)	1.173	(b)	11/05/30	98,579

100	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.155	(b)	07/15/31	99,565
	Total Commercial Mortgage-Backed Securities (Cost $674,730)				673,775

	Sovereign (0.7%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,427)	1.50		01/22/18	244,146

	Agency Fixed Rate Mortgages (0.4%)
	Federal National Mortgage Association, Conventional Pools:
86		6.50		01/01/32–11/01/33	99,166
54		7.00		12/01/31–06/01/32	58,853
	Total Agency Fixed Rate Mortgages (Cost $146,660)				158,019

	Short-Term Investments (3.4%)
	U.S. Treasury Securities (0.6%)
	U.S. Treasury Bills
10	(d)(e)	0.015		06/18/15	9,999
10	(d)(e)	0.02		06/18/15	10,000
10	(d)(e)	0.061		06/18/15	10,000
171	(d)(e)	0.074		06/18/15	170,996
	Total U.S. Treasury Securities (Cost $200,971)				200,995

NUMBER OF SHARES (000)
	Investment Company (2.8%)
989	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $988,939)		988,939
	Total Short-Term Investments (Cost $1,189,910)		1,189,934

	Total Investments (Cost $35,137,269) (g)(h)	99.8%	35,436,209
	Other Assets in Excess of Liabilities	0.2	57,866
	Net Assets	100.0%	$35,494,075

IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(c)

For the three months ended March 31, 2015, there were no transactions in MetLife, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator, Sub-Adviser and Distributor under the Investment Company Act of 1940.

(d)	Rate shown is the yield to maturity at March 31, 2015.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $117 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION

17	Long	U.S. Treasury 2 yr. Note, Jun-15	$3,725,656	$8,500
24	Long	U.S. Treasury 5 yr. Note, Jun-15	2,885,063	10,798
9	Long	U.S. Treasury 10 yr. Note, Jun-15	1,160,156	7,594
1	Long	U.S. Treasury Long Bond, Jun-15	163,875	1,937
		Total Unrealized Appreciation		$28,829

Credit Default Swap Agreements Open at March 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†

Barclays Bank PLC
Yum! Brands, Inc.	Buy	$225	1.00%	12/20/18	$(1,583)	$(3,905)	$(5,488)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	250	1.00	3/20/19	(9,578)	4,798	(4,780)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	400	1.00	6/20/20	215	(7,585)	(7,370)	NR
Total Credit Default Swaps		$875			$(10,946)	$(6,692)	$(17,638)

Interest Rate Swap Agreements Open at March 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION

Morgan Stanley & Co., LLC*	$7,300	3 Month LIBOR	Receive	1.17%	03/24/18	$(14,534)
Morgan Stanley & Co., LLC*	2,700	3 Month LIBOR	Receive	1.58	03/24/20	(7,253)
		Total Unrealized Depreciation				$(21,787)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (94.0%)
	Basic Materials (4.0%)
$225	Ashland, Inc.	6.875%	05/15/43	$244,125
240	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	256,865
225	BHP Billiton Finance USA Ltd. (Australia)	5.00	09/30/43	258,705
390	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/20	381,225
245	FMG Resources August 2006 Pty Ltd. (Australia)(a)	6.00	04/01/17	242,091
440	Freeport-McMoRan, Inc.	3.875	03/15/23	408,028
690	Glencore Funding LLC (Switzerland)(a)	4.125	05/30/23	703,902
396	Goldcorp, Inc. (Canada)	3.70	03/15/23	392,651
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	183,123
545	Lubrizol Corp.	8.875	02/01/19	680,740
246	Lundin Mining Corp. (Canada)(a)	7.50	11/01/20	255,840
300	LyondellBasell Industries N.V.	4.625	02/26/55	300,083
470	NOVA Chemicals Corp. (Canada)(a)	5.25	08/01/23	492,913
175	Vale Overseas Ltd. (Brazil)	4.375	01/11/22	169,097
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	189,579
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	203,906
				5,362,873
	Communications (13.1%)
725	21st Century Fox America, Inc.	4.75	09/15/44	815,924
700	Alibaba Group Holding Ltd. (China)(a)	2.50	11/28/19	701,004
250	Amazon.com, Inc.	3.80	12/05/24	263,269
175	Amazon.com, Inc.	4.95	12/05/44	191,684
200	AT&T, Inc.	5.55	08/15/41	225,745
875	AT&T, Inc.	6.30	01/15/38	1,050,959
525	Baidu, Inc. (China)	2.75	06/09/19	531,477
200	Baidu, Inc. (China)	3.25	08/06/18	207,505
310	Cablevision Systems Corp.	7.75	04/15/18	345,262
100	CBS Corp.	4.60	01/15/45	102,214
150	CBS Corp.	4.90	08/15/44	159,549
670	Comcast Corp.	6.40	05/15/38	910,576
195	CSC Holdings LLC	6.75	11/15/21	217,181
251	Ctrip.com International Ltd.	1.25	10/15/18	263,393
300	DirecTV Holdings LLC/DIRECTV Financing Co., Inc.	5.15	03/15/42	314,682
340	ENTEL Chile SA (Chile)(a)	4.75	08/01/26	350,166
285	ENTEL Chile SA (Chile)(a)	4.875	10/30/24	298,205
329	Liberty Media Corp.	1.375	10/15/23	330,028
350	MDC Partners, Inc. (Canada)(a)	6.75	04/01/20	370,125
725	Motorola Solutions, Inc.	4.00	09/01/24	750,621
425	NBC Universal Media LLC	5.95	04/01/41	557,881
310	Netflix, Inc. (a)	5.50	02/15/22	318,525
350	Omnicom Group, Inc.	3.625	05/01/22	367,613
93	Omnicom Group, Inc.	3.65	11/01/24	96,394
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25	02/21/23	901,125
250	Priceline Group, Inc.	0.35	06/15/20	286,563
243	SINA Corp. (China)	1.00	12/01/18	221,738
580	Telefonica Europe BV (Spain)	8.25	09/15/30	847,062
425	Time Warner Cable, Inc.	4.50	09/15/42	437,680
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,379,794
175	Time Warner, Inc.	4.65	06/01/44	189,294
410	Time Warner, Inc.	7.70	05/01/32	584,632
425	Twitter, Inc. (a)	0.25	09/15/19	419,422
1,190	Verizon Communications, Inc. (a)	4.672	03/15/55	1,170,623
1,134	Verizon Communications, Inc.	5.012	08/21/54	1,181,788
123	Verizon Communications, Inc.	6.55	09/15/43	160,401

	226	Yahoo!, Inc.	0.00	12/01/18	244,928
					17,765,032
		Consumer, Cyclical (6.5%)
	393	American Airlines Pass-Through Trust	4.00	07/15/25	408,303
	824	American Airlines Pass-Through Trust	4.95	01/15/23	902,560
	629	British Airways PLC (United Kingdom)(a)	4.625	06/20/24	677,725
	395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	626,890
	350	Family Tree Escrow LLC (a)	5.75	03/01/23	370,125
	425	FCA US LLC/CG Co-Issuer, Inc.	8.00	06/15/19	447,844
	325	Guitar Center, Inc. (a)	6.50	04/15/19	285,187
	325	Home Depot, Inc.	5.875	12/16/36	431,338
	141	Iconix Brand Group, Inc.	2.50	06/01/16	164,882
	350	Jarden Corp.	1.125	03/15/34	417,375
KRW	200,000	Lotte Shopping Co., Ltd., Series LOTT (Korea, Republic of)	0.00	01/24/18	179,044
$575		QVC, Inc.	4.375	03/15/23	586,817
	125	Target Corp.	4.00	07/01/42	132,990
	336	Tesla Motors, Inc.	1.25	03/01/21	283,080
	150	Tiffany & Co. (a)	4.90	10/01/44	155,125
	220	Toll Brothers Finance Corp.	0.50	09/15/32	233,750
	855	United Airlines Pass-Through Trust, Class A	4.30	08/15/25	912,487
	125	United Airlines Pass-Through Trust, Series A	3.75	03/03/26	130,313
	267	US Airways Pass-Through Trust	3.95	11/15/25	277,004
	150	Walgreens Boots Alliance, Inc.	3.80	11/18/24	155,398
	360	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.50	03/01/25	366,300
	600	Yum! Brands, Inc.	3.875	11/01/20	639,558
					8,784,095
		Consumer, Non-Cyclical (11.9%)
	50	AbbVie, Inc.	4.40	11/06/42	51,678
	40	Actavis Funding SCS	3.80	03/15/25	41,365
	525	Actavis Funding SCS	4.75	03/15/45	560,265
	150	Actavis Funding SCS	4.85	06/15/44	159,955
	500	ADT Corp. (The)	3.50	07/15/22	456,250
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	431,000
	465	Altria Group, Inc.	5.375	01/31/44	545,960
	469	Amgen, Inc.	5.15	11/15/41	542,223
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70	02/01/24	821,419
	340	Aramark Services, Inc.	5.75	03/15/20	356,150
	325	AstraZeneca PLC (United Kingdom)	6.45	09/15/37	448,579
	200	Bayer US Finance LLC (a)	3.375	10/08/24	208,448
	465	Becton Dickinson and Co.	3.734	12/15/24	487,639
	450	BioMarin Pharmaceutical, Inc.	1.50	10/15/20	683,719
	260	BRF SA (Brazil)(a)	3.95	05/22/23	242,047
	250	Cencosud SA (Chile)(a)	6.625	02/12/45	237,791
	712	EMD Finance LLC (Germany)(a)	3.25	03/19/25	721,842
	75	Gilead Sciences, Inc.	4.50	02/01/45	83,041
	350	Gilead Sciences, Inc.	4.80	04/01/44	404,330
	250	GlaxoSmithKline Capital, Inc. (United Kingdom)	6.375	05/15/38	340,687
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	06/27/18	273,519
$316		Illumina, Inc. (a)	0.00	06/15/19	350,365
	525	Medtronic, Inc. (a)	4.625	03/15/45	596,593
	325	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	375,924
	775	PepsiCo, Inc.	3.60	03/01/24	827,628
	600	Philip Morris International, Inc.	4.50	03/20/42	653,027
	875	Quest Diagnostics, Inc.	2.70	04/01/19	891,081
	455	RR Donnelley & Sons Co.	7.875	03/15/21	522,795
	800	Sigma Alimentos SA de CV (Mexico)(a)	5.625	04/14/18	873,000
	98	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	103,365
	130	Tyson Foods, Inc.	3.95	08/15/24	137,606
	370	United Rentals North America, Inc.	5.75	11/15/24	383,875
	350	UnitedHealth Group, Inc.	2.875	12/15/21	359,628

750	UnitedHealth Group, Inc.	2.875	03/15/23	769,090
930	WM Wrigley Jr Co. (a)	2.90	10/21/19	959,884
190	Zimmer Holdings, Inc.	5.75	11/30/39	227,913
				16,129,681
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	213,400

	Energy (10.1%)
400	Anadarko Petroleum Corp.	6.45	09/15/36	497,769
675	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	684,477
500	BP Capital Markets PLC (United Kingdom)	3.506	03/17/25	510,618
675	Buckeye Partners LP	4.15	07/01/23	668,731
400	Cimarex Energy Co.	5.875	05/01/22	428,000
775	Continental Resources, Inc.	3.80	06/01/24	715,701
200	DCP Midstream LLC (a)	5.35	03/15/20	195,479
600	DCP Midstream Operating LP	3.875	03/15/23	541,607
340	Denbury Resources, Inc.	5.50	05/01/22	306,850
425	Devon Energy Corp.	4.75	05/15/42	456,293
510	Ecopetrol SA (Colombia)	5.875	09/18/23	548,760
475	Energy Transfer Partners LP	6.50	02/01/42	552,857
650	EnLink Midstream Partners LP	2.70	04/01/19	650,463
250	Ensco PLC	5.75	10/01/44	242,973
600	Enterprise Products Operating LLC	5.95	02/01/41	730,612
75	Kinder Morgan, Inc.	4.30	06/01/25	77,138
625	Kinder Morgan, Inc.	5.55	06/01/45	661,431
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	330,446
225	Marathon Oil Corp.	6.60	10/01/37	272,302
325	MPLX LP	4.00	02/15/25	328,250
500	Nexen Energy ULC (China)	6.40	05/15/37	635,165
225	Noble Energy, Inc.	3.90	11/15/24	229,349
200	Noble Energy, Inc.	5.05	11/15/44	210,678
100	Noble Holding International Ltd. (Switzerland)	6.95	04/01/45	95,075
100	Phillips 66 Partners LP	4.68	02/15/45	100,661
245	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	309,624
300	Rowan Cos., Inc.	5.85	01/15/44	259,351
355	Sinopec Group Overseas Development 2012 Ltd. (China)(a)(b)	2.75	05/17/17	361,968
325	SM Energy Co. (a)	6.125	11/15/22	324,188
325	Spectra Energy Capital LLC	7.50	09/15/38	396,583
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	397,396
175	Transocean, Inc.	3.80	10/15/22	128,570
450	Transocean, Inc.	6.375	12/15/21	379,688
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	479,358
				13,708,411
	Finance (34.4%)
390	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00	06/15/21	427,100
300	Abbey National Treasury Services PLC (United Kingdom)	4.00	03/13/24	321,795
800	ABN Amro Bank N.V. (Netherlands)(a)	2.50	10/30/18	817,429
475	ACE INA Holdings, Inc.	3.35	05/15/24	496,091
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a)	3.75	05/15/19	423,020
375	Alexandria Real Estate Equities, Inc.	3.90	06/15/23	387,840
350	Ally Financial, Inc.	4.125	03/30/20	348,688
325	American Campus Communities Operating Partnership LP	3.75	04/15/23	329,960
300	American Express Co.	3.625	12/05/24	308,711
125	American International Group, Inc.	4.50	07/16/44	134,738
375	American International Group, Inc.	4.875	06/01/22	426,822
280	American International Group, Inc.	6.40	12/15/20	339,583
362	American Tower Corp.	4.70	03/15/22	388,808
151	Ares Capital Corp.	4.375	01/15/19	157,229

825	Banco de Credito del Peru (Peru)(a)	6.125	(c)	04/24/27	901,230
620	Bank of America Corp.	4.00		04/01/24	660,253
555	Bank of America Corp.	7.75		05/14/38	801,786
440	Bank of America Corp., MTN	4.00		01/22/25	444,455
136	Bank of America Corp., MTN	4.25		10/22/26	140,591
375	Bank of America Corp., MTN	5.00		01/21/44	432,173
800	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	889,504
610	Bear Stearns Cos., LLC (The)	5.55		01/22/17	652,802
300	Billion Express Investments Ltd. (China)(b)	0.75		10/18/15	301,650
200	BNP Paribas SA (France)	4.25		10/15/24	206,259
365	BNP Paribas SA (France)	5.00		01/15/21	414,261
75	Boston Properties LP	3.80		02/01/24	79,015
425	BPCE SA (France)(a)	5.15		07/21/24	454,952
936	Capital One Bank, USA NA	3.375		02/15/23	949,607
250	Capital One Financial Corp.	2.45		04/24/19	253,211
170	Citigroup, Inc.	5.50		09/13/25	193,066
170	Citigroup, Inc.	6.675		09/13/43	227,522
650	Citigroup, Inc.	8.125		07/15/39	1,025,887
375	CNA Financial Corp.	7.35		11/15/19	451,990
1,175	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	1,218,354
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(c)	06/30/19(d)	335,400
270	Credit Agricole SA (France)(a)	7.875	(c)	01/23/24(d)	286,786
825	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	944,037
825	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	836,045
425	Discover Bank	7.00		04/15/20	505,075
715	Discover Financial Services	3.85		11/21/22	734,773
300	Discover Financial Services	3.95		11/06/24	309,123
600	Ford Motor Credit Co., LLC	5.00		05/15/18	654,755
400	Ford Motor Credit Co., LLC	5.875		08/02/21	471,515
545	General Electric Capital Corp.	5.30		02/11/21	630,027
1,170	General Electric Capital Corp., MTN	5.875		01/14/38	1,515,854
200	General Motors Financial Co., Inc.	3.15		01/15/20	202,599
500	General Motors Financial Co., Inc.	4.375		09/25/21	531,670
620	Genworth Financial, Inc.	7.70		06/15/20	661,850
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	490,564
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,184,044
400	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	446,042
950	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,117,227
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	689,623
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,878,234
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	401,384
410	HSBC Finance Corp.	6.676		01/15/21	487,443
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	09/17/24(d)	204,500
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	894,130
300	Industrial & Commercial Bank of China Ltd., MTN (China)	3.231		11/13/19	308,984
400	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	453,617
420	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	473,558
625	JPMorgan Chase & Co.	4.125		12/15/26	649,440
650	JPMorgan Chase & Co.	5.50		10/15/40	795,725
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	217,751
275	Lincoln National Corp.	7.00		06/15/40	381,959
1,170	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	1,376,200
600	Metlife Capital Trust IV (a)(e)	7.875		12/15/37	798,000
1,315	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	1,563,983
775	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	875,132
425	Principal Financial Group, Inc.	8.875		05/15/19	535,316
675	Prudential Financial, Inc.	5.625	(c)	06/15/43	718,875
135	Prudential Financial, Inc., MTN	6.625		12/01/37	179,823
775	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(c)	05/24/41	863,266
575	Realty Income Corp.	3.25		10/15/22	577,450

675	SpareBank 1 Boligkreditt (Norway)(a)	2.30		06/30/17	693,185
510	Standard Chartered PLC (United Kingdom)(a)	3.95		01/11/23	512,896
350	TD Ameritrade Holding Corp.	3.625		04/01/25	366,874
375	Voya Financial, Inc.	5.65	(c)	05/15/53	393,750
575	Weingarten Realty Investors	3.375		10/15/22	574,905
284	Wells Fargo & Co.	5.606		01/15/44	345,235
450	Wells Fargo & Co., MTN	4.10		06/03/26	475,420
					46,550,426
	Industrials (5.2%)
325	BAE Systems Holdings, Inc. (United Kingdom)(a)	3.80		10/07/24	341,844
377	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	358,150
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	412,642
300	Caterpillar Financial Services Corp., MTN	3.25		12/01/24	310,976
425	Caterpillar, Inc.	3.803		08/15/42	432,968
330	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	321,750
480	CRH America, Inc. (Ireland)	8.125		07/15/18	572,074
200	FedEx Corp.	4.10		02/01/45	200,556
248	General Cable Corp.	4.50	(f)	11/15/29	197,625
220	General Electric Co.	4.50		03/11/44	247,995
1,060	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	1,191,141
510	MasTec, Inc.	4.875		03/15/23	479,400
350	Penske Truck Leasing Co., LP/PTL Finance Corp. (a)	3.375		02/01/22	350,422
110	Silgan Holdings, Inc.	5.50		02/01/22	115,913
700	Trinity Industries, Inc.	4.55		10/01/24	705,056
775	Union Pacific Railroad Co.	3.227		05/14/26	785,152
					7,023,664
	Technology (1.5%)
475	Apple, Inc.	4.45		05/06/44	531,447
264	Nuance Communications, Inc.	2.75		11/01/31	263,340
227	NVIDIA Corp.	1.00		12/01/18	268,711
438	Salesforce.com, Inc.	0.25		04/01/18	525,600
375	SanDisk Corp.	0.50		10/15/20	378,282
					1,967,380
	Telecommunication Services (0.2%)
255	Telstra Corp., Ltd. (Australia)	3.125		04/07/25	256,731

	Utilities (6.9%)
525	Boston Gas Co. (a)	4.487		02/15/42	595,578
530	CEZ AS (Czech Republic)(a)	4.25		04/03/22	576,471
495	CMS Energy Corp.	5.05		03/15/22	567,019
280	CMS Energy Corp.	6.25		02/01/20	331,167
330	EDP Finance BV (Portugal)(a)	5.25		01/14/21	358,525
675	Enel Finance International N.V. (Italy)(a)	5.125		10/07/19	755,771
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	253,780
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,484,119
199	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	208,971
200	GNL Quintero SA (Chile)(a)	4.634		07/31/29	208,289
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	929,142
275	Oncor Electric Delivery Co., LLC (a)	2.95		04/01/25	278,228
325	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	333,112
590	Puget Energy, Inc.	6.50		12/15/20	710,132
675	Sempra Energy	2.40		03/15/20	683,286
250	South Carolina Electric & Gas Co.	4.50		06/01/64	270,873
870	TransAlta Corp. (Canada)	4.50		11/15/22	858,708
					9,403,171
	Total Corporate Bonds (Cost $119,698,287)				127,164,864

	Asset-Backed Securities (0.9%)
903	CVS Pass-Through Trust	6.036		12/10/28	1,069,682

106	(a)	8.353	07/10/31	145,682
	Total Asset-Backed Securities (Cost $1,009,149)			1,215,364

	Sovereign (0.2%)
240	Pertamina Persero PT (Indonesia)(a) (Cost $240,000)	6.45	05/30/44	258,600

	Variable Rate Senior Loan Interests (0.7%)
	Consumer, Cyclical (0.2%)
278	Diamond Resorts Corp., Term Loan	5.50	06/30/15	279,830

	Energy (0.2%)
373	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50	04/27/15	312,492

	Technology (0.3%)
355	Aspect Software, Inc., Term B	7.25	05/11/15	354,014
	Total Variable Rate Senior Loan Interests (Cost $1,011,570)			946,336

	Short-Term Investments (2.8%)
	U.S. Treasury Securities (1.0%)
	U.S. Treasury Bills
40	(g)(h)	0.046	06/18/15	39,999
10	(g)(h)	0.061	06/18/15	10,000
1,339	(g)(h)	0.074	06/18/15	1,338,970
	Total U.S. Treasury Securities (Cost $1,388,783)			1,388,969

NUMBER OF SHARES (000)
	Investment Company (1.8%)
2,374	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $2,374,386)			2,374,386
	Total Short-Term Investments (Cost $3,763,169)			3,763,355

	Total Investments (Cost $125,722,175) (j)(k)		98.6%	133,348,519
	Other Assets in Excess of Liabilities		1.4	1,897,551
	Net Assets		100.0%	$135,246,070

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(e)

For the three months ended March 31, 2015, there were no transactions in MetLife, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator, Sub-Adviser and Distributor under the Investment Company Act of 1940.

(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.
(g)	Rate shown is the yield to maturity at March 31, 2015.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $640 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Forward Exchange Contracts Open at March 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	EUR	114,252	$128,003	04/07/15	$5,145
UBS AG	HKD	2,082,500	$268,512	04/08/15	(98)
	Net Unrealized Appreciation				$5,047

Futures Contracts Open at March 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
370	Long	U.S. Treasury 2 yr. Note, Jun-15	$81,087,813	$228,378
77	Long	U.S. Treasury 5 yr. Note, Jun-15	9,256,242	58,562
23	Long	U.S. Treasury Long Bond, Jun-15	3,769,125	88,969
10	Short	U.S. Treasury Ultra Long Bond, Jun-15	(1,698,750)	(22,191)
102	Short	U.S. Treasury 10 yr. Note, Jun-15	(13,148,437)	(96,945)
		Net Unrealized Appreciation		$256,773

Credit Default Swap Agreements Open at March 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†

Barclays Bank PLC
Yum! Brands, Inc.	Buy	$825	1.00%	12/20/18	$(5,805)	$(14,319)	$(20,124)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	845	1.00	3/20/19	(32,372)	16,218	(16,154)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.23	Buy	3,234	5.00	12/20/19	(18,293)	(251,670)	(269,963)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	11,650	1.00	6/20/20	6,268	(220,903)	(214,635)	NR
Total Credit Default Swaps		$16,554			$(50,202)	$(470,674)	$(520,876)

Interest Rate Swap Agreements Open at March 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$2,200	3 Month LIBOR	Receive	2.42%	03/22/22	$(92,952)
JPMorgan Chase Bank NA	1,069	3 Month LIBOR	Receive	2.43	03/22/22	(46,195)
Morgan Stanley & Co., LLC*	7,522	3 Month LIBOR	Receive	1.14	07/23/17	(52,429)
Morgan Stanley & Co., LLC*	35,700	3 Month LIBOR	Receive	1.06	08/21/17	(144,042)
Morgan Stanley & Co., LLC*	13,500	3 Month LIBOR	Receive	1.18	09/04/17	(87,189)
Morgan Stanley & Co., LLC*	3,400	3 Month LIBOR	Receive	1.19	09/10/17	(22,157)
Morgan Stanley & Co., LLC*	11,839	3 Month LIBOR	Receive	1.71	08/21/19	(164,557)
Morgan Stanley & Co., LLC*	3,800	3 Month LIBOR	Receive	1.81	09/04/19	(66,750)
Morgan Stanley & Co., LLC*	986	3 Month LIBOR	Receive	1.85	09/10/19	(18,446)
		Total Unrealized Depreciation				$(694,717)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations:

EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	France (22.1%)
	Aerospace & Defense
14,528	Airbus Group N.V.	$944,036

	Banks
16,978	BNP Paribas SA	1,032,565
62,979	Credit Agricole SA	925,924
		1,958,489
	Communications Equipment
172,632	Alcatel-Lucent (a)	653,312

	Electrical Equipment
14,241	Schneider Electric SE	1,107,718

	Hotels, Restaurants & Leisure
19,283	Accor SA	1,007,152

	Insurance
46,363	AXA SA	1,169,120

	Media
12,611	Publicis Groupe SA	973,690
25,402	SES SA	899,108
		1,872,798
	Multi-Utilities
45,564	Suez Environnement Co.	782,420
	Total France	9,495,045

	Germany (13.8%)
	Automobiles
14,132	Daimler AG (Registered)	1,361,108
4,184	Volkswagen AG (Preference)	1,113,415
		2,474,523
	Health Care Providers & Services
16,926	Fresenius SE & Co., KGaA	1,010,760

	Industrial Conglomerates
9,070	Siemens AG (Registered)	981,960

	Pharmaceuticals
9,729	Bayer AG (Registered)	1,461,833
	Total Germany	5,929,076

	Ireland (2.0%)
	Construction Materials
32,836	CRH PLC	854,943

	Italy (2.1%)
	Banks
136,193	UniCredit SpA	923,770

	Netherlands (2.2%)
	Media
37,531	Reed Elsevier N.V.	935,684

	Spain (4.4%)
	Banks
88,672	Banco Bilbao Vizcaya Argentaria SA	894,868

	Information Technology Services
23,427	Amadeus IT Holding SA, Class A	1,004,590
	Total Spain	1,899,458

	Switzerland (17.3%)
	Chemicals
2,310	Syngenta AG (Registered)	785,707

	Food Products
26,342	Nestle SA (Registered)	1,988,806

	Insurance
3,298	Zurich Insurance Group AG (a)	1,117,049

	Pharmaceuticals
19,463	Novartis AG (Registered)	1,924,680
5,876	Roche Holding AG (Genusschein)	1,620,264
		3,544,944
	Total Switzerland	7,436,506

	United Kingdom (33.6%)
	Aerospace & Defense
46,946	Rolls-Royce Holdings PLC (a)	662,766

	Banks
283,952	Barclays PLC	1,018,873
131,983	HSBC Holdings PLC	1,123,199
		2,142,072
	Household Products
14,031	Reckitt Benckiser Group PLC	1,202,515

	Insurance
50,601	Prudential PLC	1,252,891

	Media
35,681	Pearson PLC	767,102

	Metals & Mining
31,822	BHP Billiton PLC	690,911
195,648	Glencore PLC (a)	823,675
		1,514,586
	Oil, Gas & Consumable Fuels
176,161	BP PLC	1,138,176
37,444	Royal Dutch Shell PLC, Class A	1,112,792
		2,250,968
	Pharmaceuticals
50,637	GlaxoSmithKline PLC	1,159,584

	Tobacco
24,730	British American Tobacco PLC	1,277,679
22,733	Imperial Tobacco Group PLC	997,948
		2,275,627
	Wireless Telecommunication Services
376,649	Vodafone Group PLC	1,230,905
	Total United Kingdom	14,459,016
	Total Common Stocks (Cost $30,432,121)	41,933,498

NUMBER OF RIGHTS
Right (0.0%)
Spain
Banks
88,672	Banco Bilbao Vizcaya Argentaria SA (a) (Cost $12,563)	12,776

NUMBER OF SHARES (000)
Short-Term Investment (2.0%)
Investment Company
843	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $842,588)	842,588

Total Investments (Cost $31,287,272) (c)(d)	99.5%	42,788,862
Other Assets in Excess of Liabilities	0.5	206,645
Net Assets	100.0%	$42,995,507

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $125 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The fair value and percentage of net assets, $41,933,498 and 97.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$6,166,361	14.4%
Banks	5,931,975	13.9
Media	3,575,584	8.4
Insurance	3,539,060	8.3
Automobiles	2,474,523	5.8
Tobacco	2,275,627	5.3
Oil, Gas & Consumable Fuels	2,250,968	5.3
Food Products	1,988,806	4.5
Aerospace & Defense	1,606,802	3.8
Metals & Mining	1,514,586	3.5
Wireless Telecommunication Services	1,230,905	2.9
Household Products	1,202,515	2.8
Electrical Equipment	1,107,718	2.6
Health Care Providers & Services	1,010,760	2.4
Hotels, Restaurants & Leisure	1,007,152	2.4
Information Technology Services	1,004,590	2.3
Industrial Conglomerates	981,960	2.3
Construction Materials	854,943	2.0
Investment Company	842,588	2.0
Chemicals	785,707	1.8
Multi-Utilities	782,420	1.8
Communications Equipment	653,312	1.5
	$42,788,862	100.0%

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.2%)
	Air Freight & Logistics (1.1%)
61,843	XPO Logistics, Inc. (a)	$2,812,001

	Automobiles (3.0%)
41,155	Tesla Motors, Inc. (a)(b)	7,768,829

	Biotechnology (0.5%)
11,743	Alnylam Pharmaceuticals, Inc. (a)	1,226,204

	Capital Markets (1.3%)
160,976	WisdomTree Investments, Inc.	3,454,545

	Chemicals (1.6%)
36,878	Monsanto Co.	4,150,250

	Electrical Equipment (0.5%)
23,684	SolarCity Corp. (a)(b)	1,214,515

	Food Products (5.1%)
50,429	Keurig Green Mountain, Inc.	5,634,432
76,960	Mead Johnson Nutrition Co.	7,736,789
		13,371,221
	Health Care Equipment & Supplies (4.1%)
21,256	Intuitive Surgical, Inc. (a)	10,734,918

	Health Care Technology (4.0%)
65,069	athenahealth, Inc. (a)	7,768,588
55,894	Medidata Solutions, Inc. (a)	2,741,042
		10,509,630
	Hotels, Restaurants & Leisure (3.2%)
45,821	Fiesta Restaurant Group, Inc. (a)	2,795,081
59,729	Starbucks Corp.	5,656,336
		8,451,417
	Information Technology Services (4.4%)
75,335	Mastercard, Inc., Class A	6,508,191
75,800	Visa, Inc., Class A	4,958,078
		11,466,269
	Internet & Catalog Retail (12.1%)
53,715	Amazon.com, Inc. (a)	19,987,352
102,872	JD.com, Inc. ADR (China) (a)	3,022,379
7,209	Priceline Group, Inc. (a)	8,392,357
		31,402,088
	Internet Software & Services (22.9%)
42,210	Alibaba Group Holding Ltd. ADR (China) (a)	3,513,561
238,871	Facebook, Inc., Class A (a)	19,638,779
6,678	Google, Inc., Class A (a)	3,704,287
20,392	Google, Inc., Class C (a)	11,174,816
35,634	LinkedIn Corp., Class A (a)	8,903,511
250,688	Twitter, Inc. (a)	12,554,455
		59,489,409
	Life Sciences Tools & Services (5.1%)
71,067	Illumina, Inc. (a)	13,192,878

	Media (1.9%)
31,890	Naspers Ltd., Class N (South Africa)	4,896,360

	Pharmaceuticals (3.9%)
50,703	Valeant Pharmaceuticals International, Inc. (Canada) (a)	10,070,630

	Professional Services (3.1%)
48,449	Advisory Board Co. (The) (a)	2,581,363
37,540	Corporate Executive Board Co. (The)	2,997,944

47,876	WageWorks, Inc. (a)	2,553,227
		8,132,534
	Software (9.6%)
47,677	FireEye, Inc. (a)	1,871,322
124,705	Salesforce.com, Inc. (a)	8,331,541
124,957	Splunk, Inc. (a)	7,397,455
87,108	Workday, Inc., Class A (a)	7,352,786
		24,953,104
	Specialty Retail (1.9%)
57,278	Five Below, Inc. (a)	2,037,379
30,512	Restoration Hardware Holdings, Inc. (a)	3,026,485
		5,063,864
	Tech Hardware, Storage & Peripherals (3.9%)
35,105	3D Systems Corp. (a)(b)	962,579
67,857	Apple, Inc.	8,443,447
11,848	Stratasys Ltd. (a)(b)	625,337
		10,031,363
	Total Common Stocks (Cost $129,233,070)	242,392,029

	Preferred Stocks (2.9%)
	Hotels, Restaurants & Leisure (0.8%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $1,657,606; acquired 01/24/14)	2,151,455

	Internet & Catalog Retail (0.8%)
42,717	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $1,739,139; acquired 04/16/14)	2,153,364

	Life Sciences Tools & Services (0.8%)
627,809	10X Technologies, Inc., Series B (a)(c)(d)	2,052,935

	Software (0.5%)
141,612	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $1,617,648; acquired 06/17/14)	1,139,977
	Total Preferred Stocks (Cost $7,067,328)	7,497,731

NOTIONAL AMOUNT
	Call Options Purchased (0.1%)
	Foreign Currency Options
48,990,861	USD/CNY June 2015 @ CNY 6.62	19,204
41,582,002	USD/CNY November 2015 @ CNY 6.65	127,033
	Total Call Options Purchased (Cost $272,730)	146,237

NUMBER OF SHARES (000)
Short-Term Investments (8.1%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.6%)
9,252	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	9,252,288

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.5%)
$433	BNP Paribas Securities Corp. (0.10%, dated 03/31/15, due 04/01/15; proceeds $433,104; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 07/31/21 - 11/15/42; valued at $441,766)	433,103

928	Merrill Lynch & Co., Inc. (0.18%, dated 03/31/15, due 04/01/15; proceeds $928,082; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 02/01/23 - 09/25/23; valued at $1,002,772)	928,077
		1,361,180
	Total Securities held as Collateral on Loaned Securities (Cost $10,613,468)	10,613,468

NUMBER OF SHARES (000)
	Investment Company (4.0%)
10,522	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $10,521,906)		10,521,906
	Total Short-Term Investments (Cost $21,135,374)		21,135,374

	Total Investments (Cost $157,708,502) (g)(h)	104.3%	271,171,371
	Liabilities in Excess of Other Assets	(4.3)	(11,177,716)
	Net Assets	100.0%	$259,993,655

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were $10,380,417 and $10,658,806, respectively. The Portfolio received cash collateral of $10,613,468 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash of $45,338 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At March 31, 2015, the Portfolio held fair valued securities valued at $7,497,731, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Illiquid security.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to $5,444,796 and represents 2.1% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $2,139 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The fair value and percentage of net assets, $4,896,360 and 1.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$59,489,409		22.8%
Internet & Catalog Retail	33,555,452		12.9
Software	26,093,081		10.0
Life Sciences Tools & Services	15,245,813		5.9
Food Products	13,371,221		5.1
Information Technology Services	11,466,269		4.4
Health Care Equipment & Supplies	10,734,918		4.1
Hotels, Restaurants & Leisure	10,602,872		4.1
Investment Company	10,521,906		4.0
Health Care Technology	10,509,630		4.0
Pharmaceuticals	10,070,630		3.9
Tech Hardware, Storage & Peripherals	10,031,363		3.8
Professional Services	8,132,534		3.1
Automobiles	7,768,829		3.0
Specialty Retail	5,063,864		1.9
Media	4,896,360		1.9
Chemicals	4,150,250		1.6
Capital Markets	3,454,545		1.3
Air Freight & Logistics	2,812,001		1.1
Biotechnology	1,226,204		0.5
Electrical Equipment	1,214,515		0.5
Other	146,237		0.1
	$260,557,903	++	100.0%

++ Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • March 31, 2015 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (7) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$31,700,000	$—	$31,700,000
Certificates of Deposit	—	8,999,995	—	8,999,995
Floating Rate Notes	—	7,499,995	—	7,499,995
Extendible Floating Rate Notes	—	6,299,967	—	6,299,967
Commercial Paper	—	3,349,323	—	3,349,323
Corporate Bond	—	251,891	—	251,891
Total Assets	$—	$58,101,171	$—	$58,101,171

The following is a summary of the inputs used to value the Portfolio ’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$24,128,745	$—	$24,128,745
Asset-Backed Securities	—	4,978,481	—	4,978,481
Agency Adjustable Rate Mortgages	—	1,834,343	—	1,834,343
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,190,987	—	1,190,987
Mortgages - Other	—	1,037,779	—	1,037,779
Commercial Mortgage-Backed Securities	—	673,775	—	673,775
Sovereign	—	244,146	—	244,146
Agency Fixed Rate Mortgages	—	158,019	—	158,019
Total Fixed Income Securities	—	34,246,275	—	34,246,275
Short-Term Investments
U.S. Treasury Securities	—	200,995	—	200,995
Investment Company	988,939	—	—	988,939
Total Short-Term Investments	988,939	200,995	—	1,189,934
Futures Contracts	28,829	—	—	28,829
Credit Default Swap Agreement	—	215	—	215
Total Assets	1,017,768	34,447,485	—	35,465,253
Liabilities:
Credit Default Swap Agreements	—	(11,161)	—	(11,161)
Interest Rate Swap Agreements	—	(21,787)	—	(21,787)
Total Liabilities	—	(32,948)	—	(32,948)
Total	$1,017,768	$34,414,537	$—	$35,432,305

The following is a summary of the inputs used to value the Portfolio ’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$127,164,864	$—	$127,164,864
Asset-Backed Securities	—	1,215,364	—	1,215,364
Sovereign	—	258,600	—	258,600
Variable Rate Senior Loan Interests	—	946,336	—	946,336
Total Fixed Income Securities	—	129,585,164	—	129,585,164
Short-Term Investments
U.S. Treasury Securities	—	1,388,969	—	1,388,969
Investment Company	2,374,386	—	—	2,374,386
Total Short-Term Investments	2,374,386	1,388,969	—	3,763,355
Foreign Currency Forward Exchange Contract	—	5,145	—	5,145
Futures Contracts	375,909	—	—	375,909
Credit Default Swap Agreement	—	6,268	—	6,268
Total Assets	2,750,295	130,985,546	—	133,735,841
Liabilities:
Foreign Currency Forward Exchange Contract	—	(98)	—	(98)
Futures Contracts	(119,136)	—	—	(119,136)
Credit Default Swap Agreements	—	(56,470)	—	(56,470)
Interest Rate Swap Agreements	—	(694,717)	—	(694,717)
Total Liabilities	(119,136)	(751,285)	—	(870,421)
Total	$2,631,159	$130,234,261	$—	$132,865,420

The following is a summary of the inputs used to value the Portfolio ’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$1,606,802	$—	$1,606,802
Automobiles	—	2,474,523	—	2,474,523
Banks	—	5,919,199	—	5,919,199
Chemicals	—	785,707	—	785,707
Communications Equipment	—	653,312	—	653,312
Construction Materials	—	854,943	—	854,943
Electrical Equipment	—	1,107,718	—	1,107,718
Food Products	—	1,988,806	—	1,988,806
Health Care Providers & Services	—	1,010,760	—	1,010,760
Hotels, Restaurants & Leisure	—	1,007,152	—	1,007,152
Household Products	—	1,202,515	—	1,202,515
Industrial Conglomerates	—	981,960	—	981,960
Information Technology Services	—	1,004,590	—	1,004,590
Insurance	—	3,539,060	—	3,539,060
Media	—	3,575,584	—	3,575,584
Metals & Mining	—	1,514,586	—	1,514,586
Multi-Utilities	—	782,420	—	782,420
Oil, Gas & Consumable Fuels	—	2,250,968	—	2,250,968
Pharmaceuticals	—	6,166,361	—	6,166,361
Tobacco	—	2,275,627	—	2,275,627
Wireless Telecommunication Services	—	1,230,905	—	1,230,905
Total Common Stocks	—	41,933,498	—	41,933,498
Right	12,776	—	—	12,776
Short-Term Investment
Investment Company	842,588	—	—	842,588
Total Assets	$855,364	$41,933,498	$—	$42,788,862

The following is a summary of the inputs used to value the Portfolio ’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Air Freight & Logistics	$2,812,001	$—	$—	$2,812,001
Automobiles	7,768,829	—	—	7,768,829
Biotechnology	1,226,204	—	—	1,226,204
Capital Markets	3,454,545	—	—	3,454,545
Chemicals	4,150,250	—	—	4,150,250
Electrical Equipment	1,214,515	—	—	1,214,515
Food Products	13,371,221	—	—	13,371,221
Health Care Equipment & Supplies	10,734,918	—	—	10,734,918
Health Care Technology	10,509,630	—	—	10,509,630
Hotels, Restaurants & Leisure	8,451,417	—	—	8,451,417
Information Technology Services	11,466,269	—	—	11,466,269
Internet & Catalog Retail	31,402,088	—	—	31,402,088
Internet Software & Services	59,489,409	—	—	59,489,409
Life Sciences Tools & Services	13,192,878	—	—	13,192,878
Media	—	4,896,360	—	4,896,360
Pharmaceuticals	10,070,630	—	—	10,070,630
Professional Services	8,132,534	—	—	8,132,534
Software	24,953,104	—	—	24,953,104
Specialty Retail	5,063,864	—	—	5,063,864
Tech Hardware, Storage & Peripherals	10,031,363	—	—	10,031,363
Total Common Stocks	237,495,669	4,896,360	—	242,392,029
Preferred Stocks	—	—	7,497,731	7,497,731
Call Options Purchased	—	146,237	—	146,237
Short-Term Investments
Investment Company	19,774,194	—	—	19,774,194
Repurchase Agreements	—	1,361,180	—	1,361,180
Total Short-Term Investments	19,774,194	1,361,180	—	21,135,374
Total Assets	$257,269,863	$6,403,777	$7,497,731	$271,171,371

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth	Preferred Stocks
Beginning Balance	$7,369,698
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	128,033
Realized gains (losses)	—
Ending Balance	$7,497,731

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$128,033

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Multi Cap Growth	March 31, 2015	Technique	Input	Range				Selected Value		Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$2,151,455	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47		$14.47		$14.47		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.4	x	8.1	x	5.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet & Catalog Retail
Preferred Stock	$2,153,364	Market Transaction Method	Tender Offer Valuation	$50.41		$50.41		$50.41		Increase

Life Sciences Tools & Services
Preferred Stock	$2,052,935	Market Transaction Method	Precedent Transaction Preferred Stock	$3.27		$3.27		$3.27		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	31.0%		33.0%		32.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.9	x	4.8	x	4.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stock	$1,139,977	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	16.2	x	28.7	x	23.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015